UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-04494

The Gabelli Asset Fund
(Exact name of registrant as specified in charter)

One Corporate Center Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

Bruce N. Alpert Gabelli Funds, LLC One Corporate Center Rye, New York 10580-1422
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: December 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Asset Fund

Annual Report — December 31, 2017

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA Chief Investment Officer	Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School	Kevin V. Dreyer Co-Chief Investment Officer BSE, University of Pennsylvania MBA, Columbia Business School	Jeffrey J. Jonas, CFA Portfolio Manager BS, Boston College

To Our Shareholders,

For the year ended December 31, 2017, the net asset value (“NAV”) per class AAA Share of The Gabelli Asset Fund increased 20.2% compared with an increase of 21.8% for the Standard & Poor’s (“S&P”) 500 Index. Other classes of shares are available. See page 3 for performance information for all classes of shares.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2017.

Performance Discussion (Unaudited)

The Fund’s investment objective is to provide growth of capital. The Fund’s secondary goal is to provide current income.

The Fund’s investment strategy is to invest in common and preferred stocks. In making stock selections, the Fund strives to earn a 10% real rate of return. The Fund may also invest in foreign securities. The Fund focuses on companies which appear underpriced relative to their private market value (“PMV”). PMV is the value the Fund’s investment adviser, Gabelli Funds, LLC, believes informed investors would be willing to pay for a company. Under normal market conditions, the Fund invests at least 80% of its assets in stocks that are listed on a recognized securities exchange or similar market. The portfolio managers will invest in companies that, in the public market, are selling at a significant discount to the portfolio managers’ assessment of their PMV. The portfolio managers consider factors such as price, earnings expectations, earnings and price histories, balance sheet characteristics, and perceived management skills. The portfolio managers also consider changes in economic and political outlooks as well as individual corporate developments.

After a sluggish start to the year, the U.S. economy grew at a faster than anticipated 3.1% and 3.3% in the second and third quarters, respectively. At 4.1%, unemployment stands at a ten year low while consumer wealth of nearly $97 trillion is at an all time high. Housing starts of 1.3 million units continue their steady increase, but remain below the prior peak of 2.2 million units. The U.S. is in its ninth year of economic expansion, making this the third longest expansion at 101 months, trailing only 1961-1969 and 1991-2001 (those expansions were 106 and 120 months, respectively). Perhaps as important, the global economy is in synchronized expansion. For all of 2017, the Eurozone is set to grow 2.2%, its fastest since 2007 while Japan has accelerated to 1.5%; China is likely to post growth of 6.7%. The stock market rose in the latter half of the year, following President Trump’s agenda on tax reform, deregulation, and fiscal stimulus. The Federal Reserve raised the Federal Funds rate for the fifth time since October of 2014, now ranging from 1.25%-1.50%.

Selected holdings that contributed positively to performance in 2017 were: Berkshire Hathaway Inc. (1.6% of net assets as of December 31, 2017) that is leveraged to American growth and benefitted from its infrastructure businesses; Republic Services Inc. (1.5%) whose share buybacks drove the company’s earnings up at a faster rate on a per share basis; and The Bank of New York Mellon Corp. (1.3%) which executed on cost cutting and debt reduction initiatives.

Some of our weaker performing stocks during the year were: Telephone and Data Systems (1.0%) whose results were heavily affected by those at U.S. Cellular (0.2%) of which Telephone and Data Systems holds a heavy majority; Flowserve Corp, (0.8%) whose results were impacted by natural disasters, working capital reserves, and bookings headwinds from ongoing delays in customer investment decisions; and Edgewell Personal Care Co. (0.8%) which had pricing pressure on its core shaving brand Schick with competitors advertising a broad range of price cuts.

Thank you for your investment in The Gabelli Asset Fund.

We appreciate you confidence and trust.

Comparative Results

Average Annual Returns through December 31, 2017 (a) (Unaudited)					Since
	1 Year	5 Year	10 Year	15 Year	Inception (3/3/86)
Class AAA (GABAX)	20.16%	11.87%	7.40%	10.42%	11.99%
S&P 500 Index	21.83	15.79	8.50	9.92	10.55	(b)
Dow Jones Industrial Average	28.07	16.31	9.24	10.24	11.62	(b)
Nasdaq Composite Index	29.80	19.50	11.35	12.81	9.60	(b)
Class A (GATAX)	20.18	11.87	7.40	10.41	11.99
With sales charge (c)	13.27	10.56	6.77	9.98	11.77
Class C (GATCX)	19.27	11.04	6.61	9.65	11.62
With contingent deferred sales charge (d)	18.27	11.04	6.61	9.65	11.62
Class I (GABIX)	20.48	12.15	7.67	10.60	12.08
Class T (GALTX)	20.21	11.88	7.41	10.42	11.99
With sales charge (e)	17.20	11.32	7.13	10.23	11.75

In the current prospectuses dated April 28, 2017, the expense ratios for Class AAA, A, C, I, and T Shares are 1.36%, 1.36%, 2.11%, 1.11%, and 1.36%, respectively. See page 16 for the expense ratios for the year ended December 31, 2017. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares, Class C Shares, and Class T Shares is 5.75%, 1.00%, and 2.50%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund for periods prior to December 31, 1988. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Dow Jones Industrial Average and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, Class I Shares on January 11, 2008, and Class T Shares on July 5, 2017. The actual performance of the Class A Shares, Class C Shares, and Class T Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.

(b)	S&P 500 Index, Dow Jones Industrial Average, and Nasdaq Composite Index since inception performance results are as of February 28, 1986.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(e)	Performance results include the effect of the maximum 2.50% sales charge at the beginning of the period.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN

THE GABELLI ASSET FUND (CLASS AAA SHARES) AND S&P 500 INDEX (Unaudited)

*

Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Gabelli Asset Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from July 1, 2017 through December 31, 2017	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2017.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	07/01/17	12/31/17	Ratio	Period*
The Gabelli Asset Fund
Actual Fund Return
Class AAA	$1,000.00	$1,098.80	1.34%	$7.09
Class A	$1,000.00	$1,098.80	1.34%	$7.09
Class C	$1,000.00	$1,094.70	2.09%	$11.03
Class I	$1,000.00	$1,100.20	1.09%	$5.77
Class T**	$1,000.00	$1,095.60	1.35%	$6.98
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.45	1.34%	$6.82
Class A	$1,000.00	$1,018.45	1.34%	$6.82
Class C	$1,000.00	$1,014.67	2.09%	$10.61
Class I	$1,000.00	$1,019.71	1.09%	$5.55
Class T	$1,000.00	$1,018.40	1.35%	$6.87

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184 days), then divided by 365.

**

Class T Shares use a beginning account value date of 07/05/17, and Class T Share expenses are equal to the Fund’s annualized expense ratio for the period since inception multiplied by the number of days since inception (180 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2017:

The Gabelli Asset Fund

Food and Beverage	15.2%
Financial Services	11.1%
Equipment and Supplies	7.4%
Entertainment	5.7%
Diversified Industrial	5.3%
Health Care	4.9%
Cable and Satellite	4.5%
Consumer Products	4.2%
Machinery	4.2%
Energy and Utilities	3.4%
Automotive: Parts and Accessories	3.3%
Business Services	2.8%
Environmental Services	2.8%
Electronics	2.5%
Broadcasting	2.3%
Retail	2.1%
Telecommunications	2.1%
Consumer Services	1.9%
Metals and Mining	1.9%
Specialty Chemicals	1.8%
Hotels and Gaming	1.6%

Aerospace	1.5%
Computer Software and Services	1.5%
Building and Construction	1.2%
Publishing	1.2%
Automotive	1.0%
Aviation: Parts and Services	0.9%
Wireless Communications	0.8%
Transportation	0.7%
Communications Equipment	0.5%
Closed-End Funds	0.4%
Agriculture	0.4%
Real Estate Investment Trusts	0.4%
Real Estate	0.3%
Manufactured Housing and Recreational Vehicles	0.2%
Computer Hardware	0.0%*
Airlines	0.0%*
Other Assets and Liabilities (Net)	(2.0)%

100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Asset Fund

Schedule of Investments — December 31, 2017

			Market
Shares		Cost	Value
	COMMON STOCKS — 101.6%
	Aerospace — 1.5%
505,000	Aerojet Rocketdyne Holdings Inc.†	$1,502,612	$15,756,000
5,000	Lockheed Martin Corp.	147,750	1,605,250
6,000	Northrop Grumman Corp.	268,238	1,841,460
1,716,100	Rolls-Royce Holdings plc	12,698,707	19,624,885
85,840,600	Rolls-Royce Holdings plc, Cl. C†(a)	113,743	115,897
2,500	The Boeing Co.	162,911	737,275

		14,893,961	39,680,767

	Agriculture — 0.4%
220,000	Archer-Daniels-Midland Co.	2,515,131	8,817,600
2,000	Monsanto Co.	17,790	233,560
6,500	Potash Corp. of Saskatchewan Inc.	29,744	134,225
25,000	The Mosaic Co.	438,682	641,500

		3,001,347	9,826,885

	Airlines — 0.0%
100,000	American Airlines Group Inc., Escrow†	1,464	155,000

	Automotive — 1.0%
5,000	Ferrari NV	201,374	524,200
25,000	General Motors Co.	792,150	1,024,750
397,000	Navistar International Corp.†	7,041,148	17,023,360
91,500	PACCAR Inc.	468,321	6,503,820
3,000	Volkswagen AG	119,556	607,242

		8,622,549	25,683,372

	Automotive: Parts and Accessories — 3.3%
140,000	BorgWarner Inc.	593,225	7,152,600
90,000	Brembo SpA	173,237	1,368,185
385,000	Dana Inc.	3,732,936	12,323,850
435,000	Genuine Parts Co.	10,473,704	41,329,350
70,000	Modine Manufacturing Co.†	630,668	1,414,000
46,000	O’Reilly Automotive Inc.†	1,619,857	11,064,840
30,000	Standard Motor Products Inc.	246,597	1,347,300
70,000	Superior Industries International Inc.	1,092,338	1,039,500
85,000	Tenneco Inc.	2,519,000	4,975,900
45,000	Visteon Corp.†	2,450,885	5,631,300

		23,532,447	87,646,825

	Aviation: Parts and Services — 0.9%
5,000	Arconic Inc.	65,322	136,250
1,790,000	BBA Aviation plc	4,076,238	8,451,422
53,500	Curtiss-Wright Corp.	163,845	6,518,975
112,000	Kaman Corp.	1,635,409	6,590,080
40,000	KLX Inc.†	1,574,270	2,730,000

		7,515,084	24,426,727

			Market
Shares		Cost	Value

	Broadcasting — 2.3%
291,600	CBS Corp., Cl. A, Voting	$3,268,125	$17,303,544
18,000	Cogeco Inc.	342,646	1,296,086
26,666	Corus Entertainment Inc.,New York, Cl. B	43,320	245,621
13,334	Corus Entertainment Inc., Toronto, Cl. B	21,662	124,111
30,000	ITV plc	100,497	67,035
35,250	Liberty Broadband Corp., Cl. A†	62,878	2,998,013
103,682	Liberty Broadband Corp., Cl. C†	1,122,460	8,829,559
33,000	Liberty Media Corp.- Liberty Formula One, Cl. A†	15,739	1,079,760
69,000	Liberty Media Corp.- Liberty Formula One, Cl. C†	148,334	2,357,040
55,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	22,830	2,181,300
190,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	89,258	7,535,400
330,000	MSG Networks Inc., Cl. A†	210,020	6,682,500
10,000	Naspers Ltd., Cl. N	393,199	2,789,250
95,000	Pandora Media Inc.†	917,554	457,900
125,000	Sky plc†	1,589,574	1,707,936
350,000	Television Broadcasts Ltd.	1,605,882	1,258,824
40,000	Tokyo Broadcasting System Holdings Inc.	560,409	998,979
56,000	Tribune Media Co., Cl. A	2,098,400	2,378,320

		12,612,787	60,291,178

	Building and Construction — 1.2%
55,000	Armstrong Flooring Inc.†	978,889	930,600
39,000	Assa Abloy AB, Cl. B	667,259	810,133
145,000	Fortune Brands Home & Security Inc.	1,923,822	9,923,800
95,000	Herc Holdings Inc.†	3,472,847	5,947,950
387,000	Johnson Controls International plc	10,788,022	14,748,570
14,500	Layne Christensen Co.†	148,784	181,975

		17,979,623	32,543,028

	Business Services — 2.8%
15,000	Blucora Inc.†	77,327	331,500
225,000	Clear Channel Outdoor Holdings Inc., Cl. A	888,132	1,035,000
31,500	Ecolab Inc.	249,541	4,226,670
140,000	Fly Leasing Ltd., ADR†	1,860,448	1,807,400
206,000	Gerber Scientific Inc., Escrow†(a)	0	0
165,000	Live Nation Entertainment Inc.†	1,663,426	7,024,050
142,900	Macquarie Infrastructure Corp.	6,290,736	9,174,180

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2017

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
170,000	Mastercard Inc., Cl. A	$663,000	$25,731,200
2,000	MSC Industrial Direct Co. Inc., Cl. A	143,139	193,320
3,458	Novus Holdings Ltd.	1,557	1,649
52,000	The Brink’s Co.	1,227,229	4,092,400
717,000	The Interpublic Group of Companies Inc.	6,000,300	14,454,720
24,000	Vectrus Inc.†	116,767	740,400
63,000	Visa Inc., Cl. A	828,654	7,183,260

		20,010,256	75,995,749

	Cable and Satellite — 4.5%
143,000	AMC Networks Inc., Cl. A†	69,252	7,733,440
200	Cable One Inc.	50,326	140,670
10,000	Charter Communications Inc., Cl. A†	1,078,622	3,359,600
456,000	Comcast Corp., Cl. A	3,982,432	18,262,800
325,200	DISH Network Corp., Cl. A†	7,505,839	15,528,300
91,000	EchoStar Corp., Cl. A†	2,635,324	5,450,900
147,900	Liberty Global plc, Cl. A†	525,759	5,300,736
407,000	Liberty Global plc, Cl. C†	4,477,015	13,772,880
20,857	Liberty Global plc LiLAC, Cl. A†	77,222	420,269
46,740	Liberty Global plc LiLAC, Cl. C†	365,906	929,659
580,000	Rogers Communications Inc., New York, Cl. B	2,952,981	29,539,400
50,000	Rogers Communications Inc., Toronto, Cl. B	229,821	2,547,733
135,000	Scripps Networks Interactive Inc., Cl. A	4,168,682	11,526,300
118,000	Shaw Communications Inc., New York, Cl. B	228,530	2,693,940
120,000	Shaw Communications Inc., Toronto, Cl. B	164,952	2,738,902

		28,512,663	119,945,529

	Communications Equipment — 0.5%
180,000	Corning Inc.	861,906	5,758,200
50,000	Harris Corp.	3,976,644	7,082,500

		4,838,550	12,840,700

	Computer Hardware — 0.0%
7,000	Apple Inc.	661,508	1,184,610

	Computer Software and Services — 1.5%
5,700	Alphabet Inc., Cl. C†	3,123,555	5,964,480
6,400	CommerceHub Inc., Cl. A†	10,400	140,736
20,400	CommerceHub Inc., Cl. C†	57,662	420,036
67,000	Diebold Nixdorf Inc.	1,771,565	1,095,450
55,000	Donnelley Financial Solutions Inc.†	1,168,854	1,071,950

			Market
Shares		Cost	Value

25,000	DST Systems Inc.	$848,111	$1,551,750
160,000	eBay Inc.†	3,271,276	6,038,400
50,000	Fidelity National Information Services Inc.	941,346	4,704,500
350,000	Hewlett Packard Enterprise Co.	3,602,326	5,026,000
65,000	Internap Corp.†	1,016,720	1,021,150
20,000	Micro Focus International plc, ADR†	367,785	671,800
5,000	Microsoft Corp.	158,896	427,700
7,992	NetScout Systems Inc.†	29,395	243,356
55,000	Rockwell Automation Inc.	1,567,537	10,799,250

		17,935,428	39,176,558

	Consumer Products — 4.2%
30,000	Brunswick Corp.	735,843	1,656,600
11,000	Christian Dior SE	307,335	4,019,546
68,000	Church & Dwight Co. Inc.	105,140	3,411,560
339,000	Edgewell Personal Care Co.†	13,972,579	20,133,210
246,000	Energizer Holdings Inc.	3,494,769	11,803,080
10,000	Essity AB, Cl. A†	134,075	282,454
50,000	Essity AB, Cl. B†	696,771	1,420,195
3,400	Givaudan SA	1,182,809	7,857,561
30,000	Harley-Davidson Inc.	75,562	1,526,400
2,000	Hermes International	694,184	1,070,863
5,500	National Presto Industries Inc.	159,792	546,975
44,000	Reckitt Benckiser Group plc	1,351,751	4,110,334
100,000	Sally Beauty Holdings Inc.†	800,712	1,876,000
10,000	Svenska Cellulosa AB, Cl. A	35,640	115,810
42,000	Svenska Cellulosa AB, Cl. B	117,839	432,897
941,400	Swedish Match AB	9,714,281	37,090,914
4,000	The Estee Lauder Companies Inc., Cl. A	180,995	508,960
112,000	The Procter & Gamble Co.	3,707,935	10,290,560
30,000	Unilever plc, ADR	947,306	1,660,200
35,000	Wolverine World Wide Inc.	162,769	1,115,800

		38,578,087	110,929,919

	Consumer Services — 1.9%
5,000	Allegion plc	50,325	397,800
94,000	IAC/InterActiveCorp.†	981,587	11,494,320
20,000	Liberty Expedia Holdings Inc., Cl. A†	89,074	886,600
435,600	Liberty Interactive Corp. QVC Group, Cl. A†	2,597,883	10,637,352
18,000	Liberty TripAdvisor Holdings Inc., Cl. A†	75,083	169,650
85,000	Liberty Ventures, Cl. A†	1,844,396	4,610,400
510,000	Rollins Inc.	1,107,711	23,730,300

		6,746,059	51,926,422

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2017

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial — 5.3%
500	Acuity Brands Inc.	$5,901	$88,000
5,000	Anixter International Inc.†	45,044	380,000
332,700	Crane Co.	5,252,447	29,683,494
98,000	Eaton Corp. plc	4,394,256	7,742,980
136,000	Greif Inc., Cl. A	3,098,343	8,238,880
270,000	Honeywell International Inc.	7,617,349	41,407,200
35,000	HRG Group Inc.†	501,007	593,250
24,000	Ingersoll-Rand plc	355,983	2,140,560
250,000	ITT Inc.	2,196,124	13,342,500
30,000	Jardine Matheson Holdings Ltd.	1,557,901	1,822,500
124,000	Jardine Strategic Holdings Ltd.	2,937,194	4,907,920
250,000	Myers Industries Inc.	1,600,550	4,875,000
30,000	Pentair plc	1,039,405	2,118,600
11,500	Sulzer AG	1,058,641	1,394,941
185,000	Textron Inc.	2,513,177	10,469,150
330,000	Toray Industries Inc.	2,377,515	3,111,826
230,000	Trinity Industries Inc.	1,242,169	8,615,800
4,000	Waters Corp.†	299,744	772,760

		38,092,750	141,705,361

	Electronics — 2.5%
120,000	Cypress Semiconductor Corp.	1,046,699	1,828,800
1,800	Fortive Corp.	7,618	130,230
8,000	Kyocera Corp., ADR	111,725	524,080
1,500	Mettler-Toledo International Inc.†	212,220	929,280
2,200	Samsung Electronics Co. Ltd., GDR	401,884	2,635,600
910,000	Sony Corp., ADR	18,049,226	40,904,500
40,000	TE Connectivity Ltd.	1,041,037	3,801,600
110,000	Texas Instruments Inc.	2,632,733	11,488,400
25,000	Thermo Fisher Scientific Inc.	3,077,409	4,747,000

		26,580,551	66,989,490

	Energy and Utilities — 3.4%
10,000	Anadarko Petroleum Corp.	588,355	536,400
115,000	BP plc, ADR	2,904,294	4,833,450
105,500	Chevron Corp.	3,455,393	13,207,545
154,000	ConocoPhillips	3,175,028	8,453,060
113,000	Devon Energy Corp.	1,571,968	4,678,200
4,000	Edison International	68,000	252,960
204,000	El Paso Electric Co.	2,524,129	11,291,400
34,500	Enbridge Inc.	793,780	1,349,295
90,000	EOG Resources Inc.	206,089	9,711,900
60,000	Exxon Mobil Corp.	872,888	5,018,400
130,000	GenOn Energy Inc., Escrow†(a)	0	0
167,000	Halliburton Co.	5,447,125	8,161,290
65,000	Kinder Morgan Inc.	1,263,191	1,174,550

Shares		Cost	Market Value
13,000	Marathon Petroleum Corp.	$625,725	$857,740
243,000	National Fuel Gas Co.	11,907,393	13,343,130
56,400	Oceaneering International Inc.	1,485,871	1,192,296
5,000	Phillips 66	189,129	505,750
53,000	Southwest Gas Holdings Inc.	. 914,983	4,265,440
95,000	The AES Corp.	263,150	1,028,850
8,000	Wartsila OYJ Abp	406,645	504,895
200,000	Weatherford International plc†	660,540	834,000

		39,323,676	91,200,551

	Entertainment — 5.7%
195,500	Discovery Communications Inc., Cl. A†	1,037,519	4,375,290
515,000	Discovery Communications Inc., Cl. C†	2,243,552	10,902,550
670,000	Grupo Televisa SAB, ADR	6,871,075	12,508,900
19,000	Liberty Media Corp.- Liberty Braves, Cl. A†	97,219	418,950
113,271	Liberty Media Corp.- Liberty Braves, Cl. C†	1,432,371	2,516,882
60,120	Lions Gate Entertainment Corp., Cl. B†	1,569,132	1,908,209
136,833	The Madison Square Garden Co, Cl. A†	1,162,705	28,851,238
10,000	Time Warner Inc.	173,599	914,700
2,015,000	Twenty-First Century Fox Inc., Cl. A	12,845,915	69,577,950
35,000	Twenty-First Century Fox Inc., Cl. B	573,688	1,194,200
421,500	Viacom Inc., Cl. A	12,206,958	14,710,350
65,000	Viacom Inc., Cl. B	2,178,063	2,002,650
50,000	Vivendi SA	1,170,712	1,345,028

		43,562,508	151,226,897

	Environmental Services — 2.8%
590,000	Republic Services Inc.	7,191,475	39,889,900
37,000	Stericycle Inc.†	2,627,309	2,515,630
87,000	Waste Connections Inc.	3,055,362	6,171,780
310,000	Waste Management Inc.	5,176,262	26,753,000

		18,050,408	75,330,310

	Equipment and Supplies — 7.4%
733,000	AMETEK Inc.	1,139,519	53,120,510
12,000	Amphenol Corp., Cl. A	23,162	1,053,600
10,000	AZZ Inc.	370,300	511,000
91,000	CIRCOR International Inc.	853,326	4,429,880
110,000	Crown Holdings Inc.†	495,913	6,187,500
159,000	CTS Corp.	917,800	4,094,250
4,670	Danaher Corp.	31,340	433,469
536,900	Donaldson Co. Inc.	969,929	26,281,255
540,000	Flowserve Corp.	2,395,654	22,750,200
159,000	Graco Inc.	2,667,022	7,189,980

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2017

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
222,400	IDEX Corp.	$814,917	$29,350,128
50,000	Interpump Group SpA	196,504	1,572,999
16,000	Lawson Products Inc.†	267,152	396,000
130,000	Mueller Industries Inc.	3,471,364	4,605,900
180,000	Sealed Air Corp.	3,933,222	8,874,000
23,250	The Manitowoc Co. Inc.†	52,334	914,655
50,000	The Timken Co.	1,857,522	2,457,500
20,000	The Toro Co.	345,464	1,304,600
75,000	The Weir Group plc	315,592	2,149,772
22,500	Valmont Industries Inc.	180,803	3,731,625
221,000	Watts Water Technologies Inc., Cl. A	2,509,516	16,784,950

		23,808,355	198,193,773

	Financial Services — 11.1%
13,200	Alleghany Corp.†	2,069,636	7,868,388
70,000	AllianceBernstein Holding LP	807,518	1,753,500
365,000	American Express Co.	9,375,690	36,248,150
3,400	Ameriprise Financial Inc.	108,683	576,198
32,000	Argo Group International Holdings Ltd.	833,710	1,972,800
60,000	Bank of America Corp.	565,016	1,771,200
143	Berkshire Hathaway Inc., Cl. A†	432,611	42,556,801
5,500	BKF Capital Group Inc.†	142,350	92,125
65,000	Citigroup Inc.	2,290,500	4,836,650
100,000	GAM Holding AG	1,269,259	1,616,296
176,000	H&R Block Inc.	2,893,545	4,614,720
50,000	Interactive Brokers Group Inc., Cl. A	821,025	2,960,500
199,300	JPMorgan Chase & Co.	7,731,109	21,313,142
84,500	Kinnevik AB, Cl. A	1,743,248	2,947,111
105,000	Kinnevik AB, Cl. B	2,774,036	3,549,451
186,500	KKR & Co. LP	2,700,578	3,927,690
184,000	Legg Mason Inc.	3,860,138	7,724,320
3,300	LendingTree Inc.†	26,163	1,123,485
35,000	Leucadia National Corp.	324,217	927,150
40,000	Loews Corp.	1,577,090	2,001,200
39,000	M&T Bank Corp.	2,750,938	6,668,610
108,000	Marsh & McLennan Companies Inc.	3,082,858	8,790,120
133,000	PayPal Holdings Inc.†	4,316,861	9,791,460
28,500	Popular Inc.	548,132	1,011,465
134,200	State Street Corp.	3,337,808	13,099,262
20,000	SunTrust Banks Inc.	424,879	1,291,800
48,500	T. Rowe Price Group Inc.	829,332	5,089,105
671,900	The Bank of New York Mellon Corp.	19,273,559	36,188,534
55,000	The Blackstone Group LP	640,470	1,761,100
13,500	The Goldman Sachs Group Inc.	1,573,808	3,439,260

Shares		Cost	Market Value
95,000	The Hartford Financial Services Group Inc.	$2,991,847	$5,346,600
134,000	The PNC Financial Services Group Inc.	7,679,889	19,334,860
10,000	Value Line Inc.	137,382	193,500
10,000	W. R. Berkley Corp.	361,815	716,500
138,000	Waddell & Reed Financial Inc., Cl. A	2,713,147	3,082,920
495,000	Wells Fargo & Co.	14,675,883	30,031,650

		107,684,730	296,217,623

	Food and Beverage — 15.2%
919,900	Brown-Forman Corp., Cl. A	5,240,951	61,854,076
124,000	Brown-Forman Corp., Cl. B	889,305	8,515,080
46,000	Campbell Soup Co.	1,336,867	2,213,060
800,000	China Mengniu Dairy Co. Ltd.	1,191,136	2,380,693
35,000	Chr. Hansen Holding A/S	1,502,296	3,282,995
25,000	Coca-Cola European Partners plc	489,113	996,250
16,500	Coca-Cola HBC AG	231,193	539,114
355,000	Conagra Brands Inc.	8,856,255	13,372,850
30,000	Constellation Brands Inc., Cl. A	713,936	6,857,100
40,000	Crimson Wine Group Ltd.†	315,347	426,800
225,000	Danone SA	10,381,351	18,884,083
846,200	Davide Campari-Milano SpA	2,709,854	6,543,673
280,000	Diageo plc, ADR	10,134,633	40,888,400
64,000	Dr Pepper Snapple Group Inc.	1,227,565	6,211,840
80,000	Farmer Brothers Co.†	983,002	2,572,000
310,000	Flowers Foods Inc.	544,307	5,986,100
40,000	Fomento Economico Mexicano SAB de CV, ADR	1,367,763	3,756,000
445,000	General Mills Inc.	8,126,686	26,384,050
1,900,000	Grupo Bimbo SAB de CV, Cl. A	789,305	4,210,197
10,000	Heineken Holding NV	407,450	989,753
86,500	Heineken NV	3,933,214	9,022,179
20,000	Heineken NV, ADR	481,150	1,042,400
2,000	Ingredion Inc.	24,050	279,600
160,000	ITO EN Ltd.	3,457,147	6,304,859
11,000	John Bean Technologies Corp.	172,494	1,218,800
78,000	Kellogg Co.	3,698,832	5,302,440
74,300	Kerry Group plc, Cl. A	971,930	8,340,742
440,000	Kikkoman Corp.	5,028,091	17,806,967
135,000	Lamb Weston Holdings Inc.	3,022,124	7,620,750
19,800	LVMH Moet Hennessy Louis Vuitton SE	701,482	5,829,958
147,000	Maple Leaf Foods Inc.	2,674,189	4,188,974
25,000	MEIJI Holdings Co. Ltd.	551,956	2,127,801
434,000	Mondelēz International Inc., Cl. A	10,085,269	18,575,200

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2017

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
49,000	Morinaga Milk Industry Co. Ltd.	$909,693	$2,217,883
400	National Beverage Corp.	29,275	38,976
63,000	Nestlé SA	3,951,991	5,417,825
150,000	Nissin Foods Holdings Co. Ltd.	5,104,026	10,956,290
225,000	Parmalat SpA	631,083	836,893
86,000	PepsiCo Inc.	2,938,606	10,313,120
67,000	Pernod Ricard SA	5,953,420	10,607,422
131,000	Post Holdings Inc.†	3,344,120	10,379,130
93,000	Remy Cointreau SA	5,655,846	12,888,150
110,000	Snyder’s-Lance Inc.	2,651,052	5,508,800
17,000	Suntory Beverage & Food Ltd .	541,830	755,891
13,000	The Kraft Heinz Co.	819,116	1,010,880
60,000	The Coca-Cola Co.	1,319,146	2,752,800
30,000	The Hain Celestial Group Inc.†	231,652	1,271,700
21,000	The J.M. Smucker Co.	729,807	2,609,040
400,000	Tingyi (Cayman Islands) Holding Corp.	947,408	778,205
147,559	Tootsie Roll Industries Inc.	1,331,152	5,371,148
5,000	Tyson Foods Inc., Cl. A	39,954	405,350
85,000	United Natural Foods Inc.†	3,211,304	4,187,950
162,300	Yakult Honsha Co. Ltd.	3,942,727	12,243,621

		136,523,451	405,075,858

	Health Care — 4.9%
15,000	Abbott Laboratories	819,444	856,050
35,000	Akorn Inc.†	746,679	1,128,050
8,000	Alexion Pharmaceuticals Inc.†	904,522	956,720
30,500	Allergan plc	4,525,694	4,989,190
47,000	AmerisourceBergen Corp.	3,252,723	4,315,540
30,500	Amgen Inc.	141,229	5,303,950
15,000	AngioDynamics Inc.†	148,953	249,450
55,372	Baxter International Inc.	1,563,995	3,579,246
7,500	Becton, Dickinson and Co.	754,832	1,605,450
11,000	Biogen Inc.†	70,260	3,504,270
4,600	Bio-Rad Laboratories Inc.,
	Cl. A†	449,240	1,097,882
350,000	BioScrip Inc.†	700,000	1,018,500
5,000	Bioverativ Inc.†	5,527	269,600
68,000	Boston Scientific Corp.†	468,300	1,685,720
125,000	Bristol-Myers Squibb Co.	3,218,850	7,660,000
70,000	Cardiovascular Systems Inc.†	2,067,316	1,658,300
53,200	Chemed Corp.	2,681,110	12,928,664
10,000	Cigna Corp.	511,183	2,030,900
26,000	CONMED Corp.	523,478	1,325,220
45,000	DaVita Inc.†	2,661,123	3,251,250
28,000	Eli Lilly & Co.	985,188	2,364,880
55,000	Endo International plc†	850,777	426,250
40,000	Envision Healthcare Corp.†	2,276,302	1,382,400

Shares		Cost	Market Value
90,000	Evolent Health Inc., Cl. A†	$1,556,160	$1,107,000
42,000	Exactech Inc.†	635,561	2,076,900
10,000	Express Scripts Holding Co.†	636,597	746,400
20,000	Gerresheimer AG	1,276,756	1,658,668
50,000	HCA Healthcare Inc.†	3,233,450	4,392,000
61,400	Henry Schein Inc.†	1,201,616	4,290,632
40,000	Indivior plc†	25,984	220,452
15,000	Integer Holdings Corp.†	696,516	679,500
69,500	Johnson & Johnson	4,353,938	9,710,540
70,000	Kindred Healthcare Inc.	763,987	679,000
8,000	Laboratory Corp. of America Holdings†	1,216,795	1,276,080
15,000	McKesson Corp.	1,345,822	2,339,250
25,000	Medtronic plc	1,881,416	2,018,750
124,500	Merck & Co. Inc.	3,499,931	7,005,615
30,000	Mylan NV†	1,736,680	1,269,300
30,432	Orthofix International NV†	1,015,782	1,664,630
30,000	Owens & Minor Inc.	902,440	566,400
50,000	Patterson Cos., Inc.	1,641,748	1,806,500
44,000	Quidel Corp.†	603,237	1,907,400
400	Regeneron Pharmaceuticals Inc.†	43,670	150,384
75,000	Roche Holding AG, ADR	1,477,507	2,368,500
13,000	Shire plc, ADR	2,033,769	2,016,560
14,500	Stryker Corp.	718,606	2,245,180
4,000	The Cooper Companies Inc.	941,320	871,520
10,000	UnitedHealth Group Inc.	580,641	2,204,600
20,000	Valeant Pharmaceuticals International Inc.†	289,886	415,600
135,000	William Demant Holding A/S†	1,265,291	3,774,961
94,000	Wright Medical Group NV†	1,935,460	2,086,800
40,000	Zimmer Biomet Holdings Inc.	3,775,284	4,826,800
9,000	Zoetis Inc.	396,508	648,360

		72,009,083	130,611,764

	Hotels and Gaming — 1.6%
14,000	Accor SA	433,947	722,308
56,000	Belmond Ltd., Cl. A†	486,228	686,000
6,700	Churchill Downs Inc.	233,125	1,559,090
350,000	Genting Singapore plc	367,220	342,817
36,000	Hyatt Hotels Corp., Cl. A†	1,348,724	2,647,440
88,000	ILG Inc.	559,440	2,506,240
50,000	Las Vegas Sands Corp.	146,017	3,474,500
4,700,000	Mandarin Oriental International Ltd.	8,149,597	9,494,000
387,000	MGM Resorts International	3,971,351	12,921,930
2,000,000	The Hongkong & Shanghai Hotels Ltd.	2,722,562	2,969,467
52,000	Universal Entertainment Corp .	323,568	1,915,243
8,400	Wyndham Worldwide Corp.	204,783	973,308
14,000	Wynn Resorts Ltd.	1,103,588	2,360,260

		20,050,150	42,572,603

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2017

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Machinery — 4.2%
121,000	Caterpillar Inc.	$796,494	$19,067,180
1,382,000	CNH Industrial NV	10,790,272	18,518,800
218,600	CNH Industrial NV, Borsa ltaliana	2,006,098	2,929,739
226,000	Deere & Co.	1,592,016	35,371,260
50,000	Mueller Water Products Inc., Cl. A	414,557	626,500
93,000	Welbilt Inc.†	175,205	2,186,430
472,000	Xylem Inc.	4,099,802	32,190,400

		19,874,444	110,890,309

	Manufactured Housing and Recreational Vehicles — 0.2%
31,500	Cavco Industries Inc.†	596,101	4,806,900
20,000	Nobility Homes Inc.	192,816	392,500
32,500	Skyline Corp.†	177,923	417,625

		966,840	5,617,025

	Metals and Mining — 1.9%
56,000	Agnico Eagle Mines Ltd.	1,821,420	2,586,080
234,000	Barrick Gold Corp.	3,615,288	3,385,980
30,000	Cleveland-Cliffs Inc.†	199,316	216,300
90,000	Franco-Nevada Corp.	3,113,147	7,195,500
156,000	Freeport-McMoRan Inc.†	1,823,564	2,957,760
60,000	Kinross Gold Corp.†	376,124	259,200
24,000	New Hope Corp. Ltd.	32,183	46,815
522,000	Newmont Mining Corp.	10,759,240	19,585,440
124,000	Royal Gold Inc.	5,388,241	10,182,880
52,609	TimkenSteel Corp.†	633,484	799,131
180,000	Turquoise Hill Resources Ltd.†	617,436	617,400
84,000	Wheaton Precious Metals Corp.	1,589,928	1,858,920

		29,969,371	49,691,4.06

	Publishing — 1.2%
500	Graham Holdings Co., Cl. B	212,689	279,175
52,000	Meredith Corp.	1,083,832	3,434,600
128,000	News Corp., Cl. A	638,332	2,074,880
85,000	News Corp., Cl. B	1,148,540	1,411,000
122,000	S&P Global Inc.	962,609	20,666,800
215,000	The E.W. Scripps Co., Cl. A†	2,665,801	3,360,450
10,000	The New York Times Co., Cl. A	89,319	185,000

		6,801,122	31,411,905

	Real Estate — 0.3%
16,500	Brookfield Asset Management Inc., Cl. A	291,551	718,410
104,000	Griffin Industrial Realty Inc.	1,510,666	3,816,800
240,500	The St. Joe Co.†	1,857,594	4,341,025

		3,659,811	8,876,235

			Market
Shares		Cost	Value
	Real Estate Investment Trusts — 0.4%
14,422	Host Hotels & Resorts Inc.	$290,636	$286,277
85,000	Ryman Hospitality Properties Inc.	3,702,677	5,866,700
100,000	Weyerhaeuser Co.	2,070,571	3,526,000

		6,063,884	9,678,977

	Retail — 2.1%
50,000	Aaron’s Inc.	120,635	1,992,500
134,000	AutoNation Inc.†	1,932,601	6,878,220
59,500	Costco Wholesale Corp.	3,014,119	11,074,140
170,000	CVS Health Corp.	5,524,650	12,325,000
40,000	HSN Inc.	1,108,605	1,614,000
400,000	Lianhua Supermarket Holdings Ltd., Cl. H†	369,337	145,401
140,000	Macy’s Inc.	1,804,921	3,526,600
50,000	Murphy USA Inc.†	2,116,202	4,018,000
15,100	Penske Automotive Group Inc.	584,946	722,535
10,000	Rush Enterprises Inc., Cl. B†	227,459	482,100
45,000	The Cheesecake Factory Inc.	1,330,530	2,168,100
27,000	The Home Depot Inc.	838,109	5,117,310
127,000	The Kroger Co.	385,941	3,486,150
35,000	Walgreens Boots Alliance Inc.	2,017,756	2,541,700

		21,375,811	56,091,756

	Specialty Chemicals — 1.8%
20,000	Ashland Global Holdings Inc.	747,123	1,424,000
27,000	DowDuPont Inc.	1,934,519	1,922,940
500,000	Ferro Corp.†	3,400,844	11,795,000
138,000	H.B. Fuller Co.	3,878,767	7,434,060
100,000	International Flavors & Fragrances Inc.	4,523,390	15,261,000
360,000	OMNOVA Solutions Inc.†	985,718	3,600,000
9,000	Praxair Inc.	919,375	1,392,120
63,000	Sensient Technologies Corp.	1,057,023	4,608,450
45,000	SGL Carbon SE†	656,508	614,981
51,000	Valvoline Inc.	674,661	1,278,060

		18,777,928	49,330,611

	Telecommunications — 2.1%
87,144	CenturyLink Inc.	1,332,239	1,453,562
212,000	Cincinnati Bell Inc.†	3,512,173	4,420,200
160,000	Deutsche Telekom AG, ADR	2,418,914	2,825,760
30,000	Hellenic Telecommunications Organization SA	435,110	413,947
25,000	Hellenic Telecommunications Organization SA, ADR	111,368	170,375
71,607	Loral Space & Communications Inc.†	2,758,186	3,154,288
6,000	Orange SA, ADR	63,335	104,400
400,000	Sprint Corp.†	2,181,132	2,356,000
2,815,600	Telecom Italia SpA†	1,527,200	2,434,056

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2017

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
175,000	Telecom Italia SpA, ADR†	$1,222,253	$1,510,250
39,981	Telefonica Brasil SA, ADR	373,700	592,918
245,000	Telefonica SA, ADR	2,812,942	2,371,600
977,510	Telephone & Data Systems Inc.	19,611,787	27,174,778
230,000	Telesites SAB de CV†	154,371	174,525
145,000	VEON Ltd., ADR	603,407	556,800
100,000	Verizon Communications Inc.	3,158,369	5,293,000

		42,276,486	55,006,459

	Transportation — 0.7%
284,000	GATX Corp.	7,354,103	17,653,440
4,000	Kansas City Southern	7,317	420,880

		7,361,420	18,074,320

	Wireless Communications — 0.8%
40,000	Altice USA Inc., Cl. A†	1,156,925	849,200
115,000	America Movil SAB de CV, Cl. L, ADR	351,470	1,972,250
14,000	Millicom International Cellular SA	885,695	943,740
53,000	Millicom International Cellular SA, SDR	3,285,419	3,579,379
208,000	NTT DoCoMo Inc.	2,956,445	4,912,252
20,000	Tim Participacoes SA, ADR	148,920	386,200
50,000	T-Mobile US Inc.†	1,496,458	3,175,500
137,000	United States Cellular Corp.†	6,469,656	5,155,310

		16,750,988	20,973,831

	TOTAL COMMON STOCKS	905,005,580	2,707,020,333

	CLOSED-END FUNDS — 0.4%
122,000	Altaba Inc.†	1,877,757	8,521,700
11,417	Royce Global Value Trust Inc.	99,328	123,418
79,500	Royce Value Trust Inc.	972,272	1,285,515

		2,949,357	9,930,633

	TOTAL CLOSED-END FUNDS	2,949,357	9,930,633

Shares		Cost	Market Value
	PREFERRED STOCKS — 0.0%
	Health Care — 0.0%
31,580	The Phoenix Companies Inc., 7.450%, 01/15/32	$674,937	$577,014

	RIGHTS — 0.0%
	Health Care — 0.0%
20,000	American Medical Alert Corp., †(a)	0	200

	WARRANTS — 0.0%
	Hotels and Gaming — 0.0%
200,000	The Indian Hotels Co. Ltd., expire 05/14/18†(b)	329,280	369,000

	TOTAL INVESTMENTS — 102.0%	$908,959,154	2,717,897,180

	Other Assets and Liabilities (Net) — (2.0)%		(52,667,782)

	NET ASSETS — 100.0%		$2,665,229,398

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, the market value of the Rule 144A security amounted to $369,000 or 0.01% of net assets.
†	Non-income producing security.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Assets and Liabilities

December 31, 2017

Assets:
Investments, at value (cost $908,959,154)	$2,717,897,180
Foreign currency, at value (cost $149)	149
Cash	9,036
Receivable for Fund shares sold	282,221
Dividends and interest receivable	2,878,161
Prepaid expenses	70,739

Total Assets	2,721,137,486

Liabilities:
Payable for Fund shares redeemed	20,770,428
Payable for investment advisory fees	2,291,480
Payable for distribution fees	484,695
Payable for accounting fees	3,750
Line of credit payable	31,850,000
Other accrued expenses	507,735

Total Liabilities	55,908,088

Net Assets
(applicable to 45,315,338 shares outstanding)	$2,665,229,398

Net Assets Consist of:
Paid-in capital	$868,330,318
Distributions in excess of net investment income	(758,546)
Distributions in excess of net realized gain on investments and foreign currency transactions	(11,283,320)
Net unrealized appreciation on investments	1,808,938,026
Net unrealized appreciation on foreign currency translations	2,920

Net Assets	$2,665,229,398

Shares of Beneficial Interest, each at $0.01 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($1,973,845,419 ÷ 33,470,009 shares outstanding)	$58.97

Class A:
Net Asset Value and redemption price per share ($39,597,818 ÷ 678,467 shares outstanding)	$58.36

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$61.92

Class C:
Net Asset Value and offering price per share ($63,821,413 ÷ 1,175,770 shares outstanding)	$54.28	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($587,963,652 ÷ 9,991,073 shares outstanding)	$58.85

Class T:
Net Asset Value and redemption price per share ($1,095.58 ÷ 18.598 shares outstanding)	$58.91

Maximum offering price per share (NAV ÷ 0.975, based on maximum sales charge of 2.50% of the offering price)	$60.42

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Year Ended December 31, 2017

Investment Income:
Dividends (net of foreign withholding taxes of $991,824)	$39,538,229
Interest	21,859
Other income*	558

Total Income	39,560,646

Expenses:
Investment advisory fees	26,321,442
Distribution fees - Class AAA	4,924,015
Distribution fees - Class A	112,284
Distribution fees - Class C	684,189
Distribution fees - Class T	1
Shareholder services fees	1,519,058
Custodian fees	275,346
Shareholder communications expenses	219,102
Trustees’ fees	189,000
Interest expense.	109,279
Registration expenses.	94,505
Accounting fees	45,000
Legal and audit fees	36,315
Miscellaneous expenses.	156,067

Total Expenses	34,685,603

Less: Expenses paid indirectly by broker (See Note 6)	(18,218)

Net Expenses	34,667,385

Net Investment Income	4,893,261

Net Realized and Unrealized Gain/(Loss) on
Investments and Foreign Currency:
Net realized gain on investments	232,190,493
Net realized loss on foreign currency transactions	(19,972)

Net realized gain on investments and foreign currency transactions	232,170,521

Net change in unrealized appreciation/depreciation:
on investments	248,685,226
on foreign currency translations	23,091

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	248,708,317

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	480,878,838

Net Increase in Net Assets Resulting from Operations	$485,772,099

*	The Fund received a reimbursement of custody expenses paid in prior years.

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Changes in Net Assets

	Year Ended December 31, 2017	Year Ended December 31, 2016
Operations:
Net investment income	$4,893,261	$16,355,833
Net realized gain on investments and foreign currency transactions	232,170,521	313,443,085
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	248,708,317	(38,555,406)

Net Increase in Net Assets Resulting from Operations	485,772,099	291,243,512

Distributions to Shareholders:
Net investment income
Class AAA	(2,821,975)	(13,748,396)
Class A	(44,974)	(403,693)
Class I	(2,373,743)	(4,748,880)
Class T	(3)	—

	(5,240,695)	(18,900,969)

Net realized gain
Class AAA	(156,792,213)	(219,648,286)
Class A	(3,184,510)	(6,536,093)
Class C	(5,476,594)	(8,707,818)
Class I	(48,070,682)	(55,276,193)
Class T	(86)	—

	(213,524,085)	(290,168,390)

Total Distributions to Shareholders	(218,764,780)	(309,069,359)

Shares of Beneficial Interest Transactions:
Class AAA	(195,754,410)	(182,386,677)
Class A	(22,503,465)	(17,284,229)
Class C	(15,644,906)	(23,178,641)
Class I	41,907,833	19,015,459
Class T	1,089	—

Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(191,993,859)	(203,834,088)

Redemption Fees	644	4,144

Net Increase/(Decrease) in Net Assets	75,014,104	(221,655,791)
Net Assets:
Beginning of year	2,590,215,294	2,811,871,085

End of year (including undistributed net investment income of $0 and $0, respectively)	$2,665,229,398	$2,590,215,294

See accompanying notes to financial statements.

The Gabelli Asset Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

			Income (Loss)									Ratios to Average Net Assets/
		from Investment Operations			Distributions						Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses		Portfolio Turnover Rate
Class AAA
2017	$53.33	$0.09	$10.67	$10.76	$(0.09)	$(5.03)	$(5.12)	$0.00	$58.97	20.2%	$1,973,845	0.15%		1.35	%(c)	2%
2016	54.10	0.33	5.96	6.29	(0.42)	(6.64)	(7.06)	0.00	53.33	11.6	1,966,374	0.59		1.36	(c)	3
2015	65.39	0.20	(3.93)	(3.73)	(0.21)	(7.35)	(7.56)	0.00	54.10	(5.9)	2,160,274	0.31		1.35	(c)	3
2014	65.31	0.19	3.04	3.23	(0.17)	(2.98)	(3.15)	0.00	65.39	4.9	3,011,541	0.28		1.35		5
2013	51.87	0.21	16.42	16.63	(0.20)	(2.99)	(3.19)	0.00	65.31	32.4	3,178,406	0.35		1.35		7
Class A
2017	$52.80	$0.09	$10.57	$10.66	$(0.07)	$(5.03)	$(5.10)	$0.00	$58.36	20.2%	$39,598	0.15%		1.35	%(c)	2%
2016	53.62	0.33	5.90	6.23	(0.41)	(6.64)	(7.05)	0.00	52.80	11.6	56,913	0.59		1.36	(c)	3
2015	64.88	0.20	(3.91)	(3.71)	(0.20)	(7.35)	(7.55)	0.00	53.62	(5.9)	74,447	0.31		1.35	(c)	3
2014	64.82	0.19	3.02	3.21	(0.17)	(2.98)	(3.15)	0.00	64.88	4.9	110,428	0.28		1.35		5
2013	51.52	0.20	16.32	16.52	(0.23)	(2.99)	(3.22)	0.00	64.82	32.4	112,707	0.33		1.35		7
Class C
2017	$49.72	$(0.32)	$9.91	$9.59	—	$(5.03)	$(5.03)	$0.00	$54.28	19.3%	$63,821	(0.59)%		2.10	%(c)	2%
2016	50.87	(0.08)	5.57	5.49	—	(6.64)	(6.64)	0.00	49.72	10.8	72,850	(0.16)		2.11	(c)	3
2015	62.21	(0.27)	(3.72)	(3.99)	—	(7.35)	(7.35)	0.00	50.87	(6.6)	96,670	(0.44)		2.10	(c)	3
2014	62.58	(0.30)	2.91	2.61	—	(2.98)	(2.98)	0.00	62.21	4.1	125,548	(0.47)		2.10		5
2013	50.01	(0.24)	15.80	15.56	—	(2.99)	(2.99)	0.00	62.58	31.4	104,620	(0.41)		2.10		7
Class I
2017	$53.22	$0.23	$10.68	$10.91	$(0.25)	$(5.03)	$(5.28)	$0.00	$58.85	20.5%	$587,964	0.40%		1.10	%(c)	2%
2016	54.01	0.47	5.95	6.42	(0.57)	(6.64)	(7.21)	0.00	53.22	11.8	494,078	0.84		1.11	(c)	3
2015	65.33	0.37	(3.94)	(3.57)	(0.40)	(7.35)	(7.75)	0.00	54.01	(5.6)	480,480	0.57		1.10	(c)	3
2014	65.25	0.35	3.06	3.41	(0.35)	(2.98)	(3.33)	0.00	65.33	5.2	374,638	0.52		1.10		5
2013	51.82	0.36	16.42	16.78	(0.36)	(2.99)	(3.35)	0.00	65.25	32.7	280,250	0.60		1.10		7
Class T(d)
2017	$58.51	$(0.05)	$5.65	$5.60	$(0.17)	$(5.03)	$(5.20)	$0.00	$58.91	9.6%	$1	(0.15	)%(e)	1.35	%(e)	2%

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the years ended December 31, 2017, 2016, and 2015, there was no impact on the expense ratios.
(d)	Class T Shares were initially offered on July 5, 2017.
(e)	Annualized.

See accompanying notes to financial statements.

The Gabelli Asset Fund

Notes to Financial Statements

1. Organization. The Gabelli Asset Fund was organized on November 25, 1985 as a Massachusetts business trust. On July 5, 2017, the Fund began to offer for sale Class T Shares. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is growth of capital. The Fund commenced investment operations on March 3, 1986.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 — quoted prices in active markets for identical securities;
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
● Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 12/31/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$39,564,870	—	$115,897	$39,680,767
Airlines	—	$155,000	—	155,000
Business Services	75,995,749	—	0	75,995,749
Energy and Utilities	91,200,551	—	0	91,200,551
Financial Services	296,125,498	92,125	—	296,217,623
Manufactured Housing and Recreational Vehicles	5,224,525	392,500	—	5,617,025
Other Industries (a)	2,198,153,618	—	—	2,198,153,618
Total Common Stocks	2,706,264,811	639,625	115,897	2,707,020,333
Closed End Funds (a)	9,930,633	—	—	9,930,633
Preferred Stocks (a)	—	577,014	—	577,014
Rights (a)	—	—	200	200
Warrants (a)	369,000	—	—	369,000
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,716,564,444	$1,216,639	$116,097	$2,717,897,180

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the year ended December 31, 2017. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held at December 31, 2017, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to utilization of tax equalization and prior year long term capital gain reversal on real estate investment trusts. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2017, reclassifications were made to increase distributions in excess of net investment income by $400,306 and increase distributions in excess of net realized gain on investments and foreign currency transactions by $16,930,773, with an offsetting adjustment to paid-in capital.

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

The tax character of distributions paid during the years December 31, 2017 and 2016 was as follows:

	Year Ended December 31, 2017	Year Ended December 31, 2016
Distributions paid from:*
Ordinary income (inclusive of short term capital gains)	$ 5,513,510	$ 20,874,585
Net long term capital gains	232,578,711	305,510,473

Total distributions paid	$238,092,221	$326,385,058

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision For Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of December 31, 2017, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized appreciation on investments and foreign currency translations	$1,796,899,080

At December 31, 2017, the differences between book basis and tax basis net unrealized appreciation were primarily due to mark-to-market adjustments on investments considered passive foreign investment companies, deferral of losses from wash sales for tax purposes, and basis adjustments on investments in partnerships.

The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2017:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$921,001,020	$1,828,127,928	$(31,231,768)	$1,796,896,160

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the year ended December 31, 2017, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2017, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receives an annual fee of $2,000. The Chairman of the Proxy Voting Committee and Nominating Committee each receives $1,000 annually. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, Class C, and Class T Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, 1.00%, and 0.25%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the year ended December 31, 2017, other than short term securities and U.S. Government Obligations, aggregated $54,995,855 and $445,539,668, respectively.

6. Transactions with Affiliates and Other Arrangements. During the year ended December 31, 2017, the Fund paid $177,064 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $10,584 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the year ended December 31, 2017, the Fund engaged in sales transactions with funds that have a common investment adviser. These sales transactions complied with Rule 17a-7 under the Act and amount to $3,286.

During the year ended December 31, 2017, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed broker arrangement during this period was $18,218.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the year ended December 31, 2017, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 8, 2018 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At December 31, 2017, there was $31,850,000 outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the year ended December 31, 2017 was $4,936,981 with a weighted average interest rate of 2.37%. The maximum amount borrowed at any time during the year ended December 31, 2017 was $47,641,000.

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

8. Shares of Beneficial Interest. The Fund offers five classes of shares – Class AAA Shares, Class A Shares, Class C Shares, Class I Shares, and Class T Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares and Class T Shares are subject to a maximum front-end sales charge of 5.75% and 2.50%, respectively. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the years ended December 31, 2017 and 2016, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Year Ended December 31, 2017		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	457,799	$26,337,153	727,117	$40,706,434
Shares issued upon reinvestment of distributions	2,559,280	151,256,170	4,134,942	221,094,414
Shares redeemed	(6,421,901)	(373,347,733)	(7,920,727)	(444,187,525)

Net decrease	(3,404,822)	$(195,754,410)	(3,058,668)	$(182,386,677)

Class A
Shares sold	61,828	$3,551,182	127,239	$7,060,121
Shares issued upon reinvestment of distributions	50,505	2,954,019	111,933	5,925,759
Shares redeemed	(511,739)	(29,008,666)	(549,681)	(30,270,109)

Net decrease	(399,406)	$(22,503,465)	(310,509)	$(17,284,229)

Class C
Shares sold	88,247	$4,743,068	110,681	$5,730,572
Shares issued upon reinvestment of distributions	88,624	4,822,031	143,563	7,156,612
Shares redeemed	(466,453)	(25,210,005)	(689,239)	(36,065,825)

Net decrease	(289,582)	$(15,644,906)	(434,995)	$(23,178,641)

Class I
Shares sold	2,005,140	$116,932,196	1,715,387	$97,316,436
Shares issued upon reinvestment of distributions	782,917	46,176,445	1,031,108	55,017,188
Shares redeemed	(2,080,694)	(121,200,808)	(2,359,482)	(133,318,165)

Net increase	707,363	$41,907,833	387,013	$19,015,459

Class T(a)
Shares sold	17	$1,000	—	—
Shares issued upon reinvestment of distributions	2	89	—	—

Net increase	19	$1,089	—	—

(a)	Class T Shares were initially offered on July 5, 2017.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Asset Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

The Gabelli Asset Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Gabelli Asset Fund (the “Fund”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 27, 2018

We have served as the auditor of one or more investment companies in Gabelli/GAMCO Fund Complex since 1986.

The Gabelli Asset Fund

Additional Fund Information (Unaudited)

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Asset Fund at One Corporate Center, Rye, NY 10580-1422.

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee[4]

INTERESTED TRUSTEES[3] :

Mario J. Gabelli, CFA Trustee and Chief Investment Officer Age: 75	Since 1986	32	Chairman, Chief Executive Officer, and Chief Investment Officer– Value Portfolios of GAMCO Investors, Inc. and Chief Investment Officer– Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/ Trustee or Chief Investment Officer of other registered investment companies within the Gabelli/GAMCO Fund Complex; Chief Executive Officer of GGCP, Inc.; Executive Chairman of Associated Capital Group, Inc.	Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board and Chief Executive Officer of LICT Corp. (multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications); Director of ICTC Group Inc. (communications)

John D. Gabelli Trustee Age: 73	Since 1999	10	Senior Vice President of G.research, LLC	—

INDEPENDENT TRUSTEES[5] :

Anthony J. Colavita Trustee Age: 82	Since 1989	28	President of the law firm of Anthony J. Colavita, P.C.	—

James P. Conn Trustee Age: 79	Since 1992	27	Former Managing Director and Chief Investment Officer of Financial Security Assurance Holdings Ltd. (1992-1998)	—

Kuni Nakamura Trustee Age: 49	Since 2009	33	President of Advanced Polymer, Inc. (chemical manufacturing company); President of KEN Enterprises, Inc. (real estate)	—

Anthony R. Pustorino Trustee Age: 92	Since 1986	10	Certified Public Accountant; Professor Emeritus, Pace University	Director of The LGL Group, Inc. (diversified manufacturing) (2004-2011)

Werner J. Roeder Trustee Age: 77	Since 2001	23	Retired physician; Former Vice President of Medical Affairs (Medical Director) of New York Presbyterian/Lawrence Hospital (1999-2014)	—

Anthonie C. van Ekris Trustee Age: 83	1986-1989 1992-present	22	Chairman and Chief Executive Officer of BALMAC International, Inc. (global import/ export company)	—

Salvatore J. Zizza Trustee Age: 72	1986-1996 2000-present	30	President of Zizza & Associates Corp. (private holding company); Chairman of Harbor Diversified, Inc. (pharmaceuticals); Chairman of BAM (semiconductor and aerospace manufacturing); Chairman of Bergen Cove Realty Inc.; Chairman of Metropolitan Paper Recycling Inc. (recycling) (2005-2014)	Director and Vice Chairman of Trans-Lux Corporation (business services); Director and Chairman of Harbor Diversified Inc. (pharmaceuticals)

The Gabelli Asset Fund

Additional Fund Information (Continued) (Unaudited)

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years

OFFICERS:

Bruce N. Alpert President Age: 66	Since 2006	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988; Officer of registered investment companies within the Gabelli/GAMCO Fund Complex; Senior Vice President of GAMCO Investors, Inc. since 2008

John C. Ball Treasurer Age: 41	Since 2017	Treasurer of all the registered investment companies within the Gabelli/GAMCO Fund Complex since 2017; Vice President and Assistant Treasurer of AMG Funds, 2014-2017; Vice President of State Street Corporation, 2007-2014

Agnes Mullady Vice President Age: 59	Since 2006	Officer of all of the registered investment companies within the Gabelli/GAMCO Fund Complex since 2006; President and Chief Operating Officer of the Fund Division of Gabelli Funds, LLC since 2015; Chief Executive Officer of G.distributors, LLC since 2010; Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Executive Vice President of Associated Capital Group, Inc. since 2016

Andrea R. Mango Secretary Age: 45	Since 2013	Vice President of GAMCO Investors, Inc. since 2016; Counsel of Gabelli Funds, LLC since 2013; Secretary of all registered investment companies within the Gabelli/GAMCO Fund Complex since 2013; Vice President of all closed-end funds within the Gabelli/GAMCO Fund Complex since 2014; Corporate Vice President within the Corporate Compliance Department of New York Life Insurance Company, 2011-2013

Richard J. Walz Chief Compliance Officer Age: 58	Since 2013	Chief Compliance Officer of all of the registered investment companies within the Gabelli/ GAMCO Fund Complex since 2013; Chief Compliance Officer of AEGON USA Investment Management, 2011-2013

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
[2]

Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund’s By-Laws and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

[3]

“Interested person” of the Fund as defined in the 1940 Act. Messrs. Mario J. Gabelli and John D. Gabelli, who are brothers, are each considered an “interested person” because of their affiliation with Gabelli Funds, LLC which acts as the Fund’s investment adviser.

[4]

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, i.e., public companies, or other investment companies registered under the 1940 Act.

[5]	Trustees who are not interested persons are considered “Independent” Trustees.

THE GABELLI ASSET FUND

2017 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended December 31, 2017, the Fund paid to shareholders ordinary income distributions (comprised of net investment income) totaling $0.091, $0.071, $0.249, and $0.173 per share for Class AAA, Class A, Class I and Class T Shares, respectively, and long term capital gains totaling $232,578,711, or the maximum allowable. The distribution of long term capital gains has been designated as a capital gain dividend by the Fund’s Board of Trustees. For the year ended December 31, 2017, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 0.02% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010. The Fund designates 0.00% of the ordinary income distribution as qualified short term gain pursuant to the American Jobs Creation Act of 2004.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the year ended December 31, 2017 which was derived from U.S. Treasury securities was 0.00%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Gabelli Asset Fund did not meet this strict requirement in 2017. The percentage of U.S. Government securities held as of December 31, 2017 was 0.00%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

● Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●   Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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THE GABELLI ASSET FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. In 2006, he began serving as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI ASSET FUND
One Corporate Center
Rye, New York 10580-1422 t 800-GABELLI (800-422-3554) f 914-921-5118 e info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M.
BOARD OF TRUSTEES
Mario J. Gabelli, CFA	Anthonie C. van Ekris
Chairman and Chief	Chairman,
Executive Officer,	BALMAC International, Inc.
GAMCO Investors, Inc.
Executive Chairman,	Salvatore J. Zizza
Associated Capital Group Inc.	Chairman,
Zizza & Associates Corp.
Anthony J. Colavita
President,	OFFICERS
Anthony J. Colavita, P.C.	Bruce N. Alpert
President
James P. Conn
Former Chief Investment Officer	John C. Ball Treasurer
Financial Security Assurance
Holdings Ltd.	Agnes Mullady
Vice President

John D. Gabelli	Andrea R. Mango
Senior Vice President,	Secretary
G.research, LLC
Richard J. Walz
Kuni Nakamura	Chief Compliance Officer
President, Advanced Polymer, Inc.	DISTRIBUTOR
Anthony R. Pustorino Certified Public Accountant, Professor Emeritus Pace University	G.distributors, LLC CUSTODIAN State Street Bank and Trust Company TRANSFER AGENT AND
Werner J. Roeder
Former Medical Director,
Lawrence Hospital	DIVIDEND DISBURSING AGENT DST Asset Manager Solutions Inc. LEGAL COUNSEL Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB405Q417AR

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Trustees has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $40,440 for 2016 and $40,440 for 2017.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2016 and $0 for 2017.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,096 for 2016 and $4,100 for 2017. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2016 and $0 for 2017.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 100%

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2016 and $0 for 2017.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Asset Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	3/09/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	3/09/2018

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	3/09/2018

* Print the name and title of each signing officer under his or her signature.